Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Cost	$ 36,543	$ 37,070
Accumulated depreciation	29,993	29,378
Depreciated cost	6,550	7,692
Lab equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Cost	13,058	13,011
Accumulated depreciation	11,217	10,944
Computers and peripheral equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Cost	12,152	12,058
Accumulated depreciation	11,109	10,778
Office furniture and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Cost	1,304	1,431
Accumulated depreciation	551	588
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Cost	2,431	3,094
Accumulated depreciation	1,499	1,941
SECaaS equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Cost	7,598	7,476
Accumulated depreciation	$ 5,617	$ 5,127